Share-based Compensation and Other Employment Benefit Plans - Schedule of Weighted Average Assumptions (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.31%	4.39%	4.38%
Expected stock price volatility	39.10%	39.10%	48.30%
Simulation period	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days